Pension Plans	6 Months Ended
Sep. 30, 2017
Pension Plans
14.	Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

Net pension cost of the plans for the six months ended September 30, 2016 and 2017 consists of the following:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Japanese plans:
Service cost	¥2,556	¥2,649
Interest cost	338	388
Expected return on plan assets	(1,269)	(1,313)
Amortization of prior service credit	(463)	(457)
Amortization of net actuarial loss	473	428
Amortization of transition obligation	22	23

Net periodic pension cost	¥1,657	¥1,718

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Overseas plans:
Service cost	¥1,627	¥1,605
Interest cost	880	952
Expected return on plan assets	(1,788)	(2,037)
Amortization of prior service credit	(48)	(40)
Amortization of net actuarial loss	309	19
Amortization of transition obligation	2	2

Net periodic pension cost	¥982	¥501

Net pension cost of the plans for the three months ended September 30, 2016 and 2017 consists of the following:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Japanese plans:
Service cost	¥1,279	¥1,325
Interest cost	169	194
Expected return on plan assets	(635)	(656)
Amortization of prior service credit	(232)	(228)
Amortization of net actuarial loss	237	214
Amortization of transition obligation	11	12

Net periodic pension cost	¥829	¥861

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Overseas plans:
Service cost	¥795	¥768
Interest cost	424	487
Expected return on plan assets	(869)	(1,044)
Amortization of prior service credit	(23)	(21)
Amortization of net actuarial loss	171	10
Amortization of transition obligation	1	1

Net periodic pension cost	¥499	¥201